Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Summary of quarterly financial information
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2013, and 2012:

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$9,846,560	$12,318,648	$15,869,180	$30,880,820
Net loss	$(1,092,957)	$(5,269,080)	$(435,683)	$(17,671,312)
Net loss attributable to common stockholders	$(971,277)	$(4,513,948)	$(453,850)	$(18,721,878)
Net loss per share	$(0.06)	$(0.23)	$(0.02)	$(0.48)
	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$4,994,585	$6,063,108	$6,885,457	$7,546,868
Net (loss)/income	$(3,046,017)	$(1,113,630)	$164,568	$(1,678,939)
Net (loss)/income attributable to common stockholders	$(2,028,410)	$(841,937)	$55,012	$(1,376,290)
Net (loss)/income per share	$(0.32)	$(0.10)	$0.01	$(0.11)